Consolidated Statement of Other Comprehensive Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income for the year	$ 4,631,616	$ 5,365,454	$ 5,184,551
Net gain (loss) on hedges of net investments in foreign operations:
Foreign currency translation differences from hedged foreign operations	883,022	95,329	1,124,732
Hedging derivative instrument	(1,034,816)	(50,318)	(547,310)
Hedging non-derivative instrument	(366,195)	(47,942)	(576,881)
Cash flow hedges	832	13,469	(19,789)
Foreign currency translation differences from unhedged foreign operations	(548,706)	128,135	(299,804)
Unrealized gains (losses) on securities at FVOCI
Debt financial instruments	172,906	426,300	(107,084)
Investments in associates and joint ventures	13,059	(9,061)	22,400
Income (expenses) tax	452,005	(40,038)	323,138
Other comprehensive income that will be reclassified to profit or loss, net of tax	(427,893)	515,874	(80,598)
Items that will not be reclassified to profit or loss
Effect of transfer investment properties for own use	9,014	5,288
Unrealized gains (losses) on equity securities at FVOCI	193,880	237,781	(134,084)
Actuarial (losses) gains from defined benefit pension plans	(9,488)	(61,222)	18,013
Income (expenses) tax	5,176	4,009	(13,082)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	198,582	185,856	(129,153)
Total other comprehensive income	(229,311)	701,730	(209,751)
Total comprehensive income, net of taxes	4,402,305	6,067,184	4,974,800
Total comprehensive income for the year attributable to:
Owners of the parent	2,118,087	3,431,083	2,776,768
Non-controlling interest	2,284,218	2,636,101	2,198,032
Comprehensive income	$ 4,402,305	$ 6,067,184	$ 4,974,800